Inventories - Inventories (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Inventory Disclosure [Abstract]
Raw materials and supplies	$ 947	$ 911
Work-in-process	273	260
Finished goods	339	283
Tooling and engineering	1,078	1,058
Inventory, net, total	$ 2,637	$ 2,512